Property and equipment, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 535,498	$ 82,069	¥ 275,741	¥ 65,054